Document And Entity Information	0 Months Ended
Nov. 26, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	Advisors Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Trading Symbol	aicii
Document Creation Date	Nov. 26, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Nov. 28, 2014